Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of basic and diluted loss per common share
	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
Net (loss) income	$(7,921,978)	$669,344	$(8,476,556)	$2,117,431
Less: Income attributable to common stock subject to possible redemption	(3,016)	(768,480)	(593,745)	(2,412,064)
Adjusted net loss	$(7,924,994)	$(99,136)	$(9,070,301)	$(294,633)

Weighted average shares outstanding, basic and diluted	7,089,591	6,688,928	6,920,455	6,681,145

Basic and diluted net loss per common share	$(1.12)	$(0.01)	$(1.31)	$(0.04)

	Year Ended December 31, 2019	For the Period from May 4, 2018 (inception) Through December 31, 2018
Net income	$2,350,168	$1,077,153
Less: Income attributable to common stock subject to possible redemption	(3,078,671)	(1,321,648)
Adjusted net loss	$(728,503)	$(244,495)

Weighted average shares outstanding, basic and diluted	6,687,798	6,055,660

Basic and diluted net loss per common share	$(0.11)	$(0.04)